UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

97461-0415                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
February 28, 2015 (unaudited)

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (26.0%)

            COMMON STOCKS (14.3%)

            CONSUMER DISCRETIONARY (1.9%)
            ----------------------------
            ADVERTISING (0.1%)
    1,900   Omnicom Group, Inc.                                                    $       151
                                                                                   -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    2,000   Michael Kors Holdings Ltd.*                                                    135
                                                                                   -----------
            AUTO PARTS & EQUIPMENT (0.5%)
    8,200   Johnson Controls, Inc.                                                         417
    4,300   Magna International, Inc.                                                      468
                                                                                   -----------
                                                                                           885
                                                                                   -----------
            AUTOMOBILE MANUFACTURERS (0.1%)
   15,800   Ford Motor Co.                                                                 258
                                                                                   -----------
            BROADCASTING (0.1%)
    4,000   CBS Corp. "B"                                                                  236
                                                                                   -----------
            CABLE & SATELLITE (0.2%)
    7,150   Comcast Corp. "A"                                                              425
                                                                                   -----------
            GENERAL MERCHANDISE STORES (0.0%)
    1,300   Dollar General Corp.*                                                           95
                                                                                   -----------
            HOME IMPROVEMENT RETAIL (0.3%)
    4,700   Home Depot, Inc.                                                               539
                                                                                   -----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    5,600   Carnival Corp.                                                                 246
    2,000   Royal Caribbean Cruises Ltd.                                                   153
                                                                                   -----------
                                                                                           399
                                                                                   -----------
            SPECIALIZED CONSUMER SERVICES (0.2%)
   11,600   H&R Block, Inc.                                                                396
                                                                                   -----------
            SPECIALTY STORES (0.1%)
    1,874   Signet Jewelers Ltd.                                                           225
                                                                                   -----------
            Total Consumer Discretionary                                                 3,744
                                                                                   -----------
            CONSUMER STAPLES (0.7%)
            ----------------------
            DRUG RETAIL (0.5%)
    3,650   CVS Health Corp.                                                               379
    7,300   Walgreens Boots Alliance, Inc.                                                 607
                                                                                   -----------
                                                                                           986
                                                                                   -----------
            FOOD DISTRIBUTORS (0.1%)
    4,500   Sysco Corp.                                                                    175
                                                                                   -----------

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1  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.1%)
    1,900   Procter & Gamble Co.                                                   $       162
                                                                                   -----------
            Total Consumer Staples                                                       1,323
                                                                                   -----------
            ENERGY (1.4%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
    1,150   Chevron Corp.                                                                  123
    9,610   Occidental Petroleum Corp.                                                     748
                                                                                   -----------
                                                                                           871
                                                                                   -----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
   14,650   Halliburton Co.                                                                629
    5,700   Schlumberger Ltd.                                                              480
                                                                                   -----------
                                                                                         1,109
                                                                                   -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    4,500   Anadarko Petroleum Corp.                                                       379
    3,524   California Resources Corp.*                                                     25
   13,200   Marathon Oil Corp.                                                             368
                                                                                   -----------
                                                                                           772
                                                                                   -----------
            Total Energy                                                                 2,752
                                                                                   -----------

            FINANCIALS (2.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    1,200   Ameriprise Financial, Inc.                                                     160
    3,500   Bank of New York Mellon Corp.                                                  137
                                                                                   -----------
                                                                                           297
                                                                                   -----------
            CONSUMER FINANCE (0.3%)
    7,220   Capital One Financial Corp.                                                    568
                                                                                   -----------
            DIVERSIFIED BANKS (0.9%)
   24,500   Bank of America Corp.                                                          387
    9,110   Citigroup, Inc.                                                                478
   11,830   JPMorgan Chase & Co.                                                           725
    2,950   Wells Fargo & Co.                                                              162
                                                                                   -----------
                                                                                         1,752
                                                                                   -----------
            LIFE & HEALTH INSURANCE (0.2%)
    6,900   MetLife, Inc.                                                                  351
                                                                                   -----------
            MULTI-LINE INSURANCE (0.1%)
    2,600   American International Group, Inc.                                             144
                                                                                   -----------
            REGIONAL BANKS (0.6%)
    3,950   CIT Group, Inc.                                                                183
    6,500   Fifth Third Bancorp                                                            126
   36,000   KeyCorp                                                                        501
    2,100   PNC Financial Services Group, Inc.                                             193
   25,000   Regions Financial Corp.                                                        240
                                                                                   -----------
                                                                                         1,243
                                                                                   -----------
            SPECIALIZED FINANCE (0.2%)
    1,460   Intercontinental Exchange, Inc.                                                344
                                                                                   -----------
            Total Financials                                                             4,699
                                                                                   -----------
            HEALTH CARE (2.2%)
            ------------------
            BIOTECHNOLOGY (0.6%)
    1,500   Amgen, Inc.                                                                    236
    9,050   Gilead Sciences, Inc.*                                                         937
                                                                                   -----------
                                                                                         1,173
                                                                                   -----------

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                                                  Portfolio of Investments |   2

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            HEALTH CARE DISTRIBUTORS (0.2%)
    4,490   Cardinal Health, Inc.                                                  $       395
                                                                                   -----------
            HEALTH CARE EQUIPMENT (0.3%)
    7,200   Medtronic plc                                                                  559
                                                                                   -----------
            PHARMACEUTICALS (1.1%)
   19,100   AbbVie, Inc.                                                                 1,156
    1,500   Johnson & Johnson                                                              154
    4,600   Merck & Co., Inc.                                                              269
   14,453   Pfizer, Inc.                                                                   496
                                                                                   -----------
                                                                                         2,075
                                                                                   -----------
            Total Health Care                                                            4,202
                                                                                   -----------
            INDUSTRIALS (1.9%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    1,400   Raytheon Co.                                                                   152
    3,300   Spirit AeroSystems Holdings, Inc. "A"*                                         162
    1,270   United Technologies Corp.                                                      155
                                                                                   -----------
                                                                                           469
                                                                                   -----------
            AIRLINES (0.2%)
    7,100   United Continental Holdings, Inc.*                                             463
                                                                                   -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   10,650   Eaton Corp. plc                                                                756
                                                                                   -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    7,200   Republic Services, Inc.                                                        295
                                                                                   -----------
            INDUSTRIAL CONGLOMERATES (0.7%)
    3,100   Carlisle Companies, Inc.                                                       288
   38,200   General Electric Co.                                                           993
                                                                                   -----------
                                                                                         1,281
                                                                                   -----------
            INDUSTRIAL MACHINERY (0.1%)
    1,350   Parker Hannifin Corp.                                                          166
                                                                                   -----------
            RAILROADS (0.2%)
    1,300   Kansas City Southern                                                           151
    1,300   Union Pacific Corp.                                                            156
                                                                                   -----------
                                                                                           307
                                                                                   -----------
            Total Industrials                                                            3,737
                                                                                   -----------
            INFORMATION TECHNOLOGY (3.3%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
    2,000   Adobe Systems, Inc.*                                                           158
                                                                                   -----------
            COMMUNICATIONS EQUIPMENT (0.7%)
   29,063   Cisco Systems, Inc.                                                            858
   16,500   Juniper Networks, Inc.                                                         394
                                                                                   -----------
                                                                                         1,252
                                                                                   -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      950   Visa, Inc. "A"                                                                 258
                                                                                   -----------
            INTERNET SOFTWARE & SERVICES (0.5%)
    3,600   AOL, Inc.*                                                                     146
    2,800   Facebook, Inc. "A"*                                                            221
    1,080   Google, Inc. "A"*                                                              608
                                                                                   -----------
                                                                                           975
                                                                                   -----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
   22,600   Applied Materials, Inc.                                                        566
                                                                                   -----------

================================================================================

3  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            SEMICONDUCTORS (0.5%)
    6,500   Broadcom Corp. "A"                                                     $       294
   13,500   Intel Corp.                                                                    449
    2,200   Texas Instruments, Inc.                                                        129
                                                                                   -----------
                                                                                           872
                                                                                   -----------
            SYSTEMS SOFTWARE (0.4%)
   18,900   Microsoft Corp.                                                                829
                                                                                   -----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.7%)
    5,070   Apple, Inc.                                                                    651
   12,900   Hewlett-Packard Co.                                                            449
    5,200   Seagate Technology plc                                                         318
                                                                                   -----------
                                                                                         1,418
                                                                                   -----------
            Total Information Technology                                                 6,328
                                                                                   -----------

            MATERIALS (0.3%)
            ----------------
            DIVERSIFIED CHEMICALS (0.1%)
   11,000   Huntsman Corp.                                                                 247
                                                                                   -----------
            DIVERSIFIED METALS & MINING (0.1%)
    8,500   Freeport-McMoRan, Inc.                                                         184
                                                                                   -----------
            PAPER PACKAGING (0.1%)
    4,800   Bemis Co., Inc.                                                                234
                                                                                   -----------
            Total Materials                                                                665
                                                                                   -----------

            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    6,151   Verizon Communications, Inc.                                                   304
                                                                                   -----------
            Total Common Stocks (cost: $23,392)                                         27,754
                                                                                   -----------

            PREFERRED STOCKS (2.9%)

            CONSUMER STAPLES (1.0%)
            -----------------------
            AGRICULTURAL PRODUCTS (1.0%)
   32,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                   927
   10,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
               perpetual(a)                                                              1,044
                                                                                   -----------
                                                                                         1,971
                                                                                   -----------
            Total Consumer Staples                                                       1,971
                                                                                   -----------
            ENERGY (0.4%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      300   Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                      276
   23,078   NuStar Logistics, LP, 7.63%                                                    608
                                                                                   -----------
                                                                                           884
                                                                                   -----------
            Total Energy                                                                   884
                                                                                   -----------
            FINANCIALS (1.2%)
            -----------------
            LIFE & HEALTH INSURANCE (0.4%)
   27,414   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                     686
                                                                                   -----------
            REGIONAL BANKS (0.5%)
    1,035   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                      1,046
                                                                                   -----------
            REITs - MORTGAGE (0.1%)
    8,000   Arbor Realty Trust, Inc., 7.38%                                                202
                                                                                   -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            REITs - OFFICE (0.2%)
   12,000   Equity Commonwealth, Series E, 7.25%,
            cumulative redeemable, perpetual                                       $       311
                                                                                   -----------
            Total Financials                                                             2,245
                                                                                   -----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   20,000   Qwest Corp., 7.50%                                                             544
                                                                                   -----------
            Total Preferred Stocks (cost: $5,455)                                        5,644
                                                                                   -----------

            EXCHANGE-TRADED FUNDS (6.8%)
   33,100   iShares Core S&P 500 ETF                                                     7,024
   22,100   iShares Core S&P Mid-Cap ETF                                                 3,325
   35,900   PowerShares DB Commodity Index Tracking Fund*                                  652
   12,500   Vanguard Mid-Cap ETF                                                         1,605
    5,100   Vanguard Small-Cap Value ETF                                                   551
                                                                                   -----------
            Total Exchange-Traded Funds (cost: $11,693)                                 13,157
                                                                                   -----------
            FIXED-INCOME EXCHANGE-TRADED FUNDS (2.0%)
    6,000   iShares 20+ Year Treasury Bond ETF                                             777
   29,400   iShares 7-10 Year Treasury Bond ETF                                          3,165
                                                                                   -----------
            Total Fixed-Income Exchange-Traded Funds (cost: $3,888)                      3,942
                                                                                   -----------
            Total U.S. Equity Securities(cost: $44,428)                                 50,497
                                                                                   -----------
            INTERNATIONAL EQUITY SECURITIES (17.4%)

            COMMON STOCKS (1.1%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.2%)
    4,500   Delphi Automotive plc                                                          355
                                                                                   -----------
            ENERGY (0.1%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    3,800   Royal Dutch Shell plc ADR "A"                                                  248
                                                                                   -----------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
    5,800   Novartis AG ADR                                                                594
                                                                                   -----------
            INDUSTRIALS (0.2%)
            ------------------
            RAILROADS (0.2%)
    1,840   Canadian Pacific Railway Ltd.                                                  345
                                                                                   -----------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            SEMICONDUCTORS (0.1%)
    3,261   NXP Semiconductors N.V.*                                                       277
                                                                                   -----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    8,754   Vodafone Group plc ADR                                                         303
                                                                                   -----------

================================================================================

5  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            Total Common Stocks (cost: $1,785)                                     $     2,122
                                                                                   -----------

            EXCHANGE-TRADED FUNDS (16.3%)

    8,349   EGShares Emerging Markets Consumer ETF                                         221
  185,265   iShares Core MSCI EAFE ETF                                                  10,986
   85,138   iShares Core MSCI Emerging Markets ETF                                       4,172
  107,422   iShares MSCI EAFE ETF                                                        6,990
  155,074   iShares MSCI Germany ETF                                                     4,606
    3,730   iShares MSCI Philippines ETF                                                   156
    8,489   iShares MSCI Turkey ETF                                                        421
   20,100   PowerShares FTSE RAFI Emerging Markets Portfolio                               388
    3,500   SPDR S&P China ETF                                                             287
    3,196   SPDR S&P Emerging Markets SmallCap ETF                                         145
    4,921   WisdomTree Emerging Markets Equity Income Fund                                 217
    5,259   WisdomTree Emerging Markets SmallCap Dividend Fund                             235
   13,000   WisdomTree Europe Hedged Equity ETF                                            836
   29,552   WisdomTree India Earnings Fund                                                 715
   24,300   WisdomTree Japan Hedged Equity Index Fund                                    1,309
                                                                                   -----------
            Total Exchange-Traded Funds (cost: $29,923)                                 31,684
                                                                                   -----------
            Total International Equity Securities(cost: $31,708)                        33,806
                                                                                   -----------
            PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.1%)

            EXCHANGE-TRADED FUNDS (1.1%)
   67,600   Market Vectors Gold Miners ETF                                               1,439
    6,700   SPDR Gold Shares*                                                              778
                                                                                   -----------
            Total Exchange-Traded Funds                                                  2,217
                                                                                   -----------
            Total Precious Metals and Commodity-Related Securities(cost: $2,693)         2,217
                                                                                   -----------

PRINCIPAL
AMOUNT                                                   COUPON
(000)                                                      RATE       MATURITY
----------------------------------------------------------------------------------------------
            BONDS (47.9%)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)

            FINANCIALS (0.6%)
            -----------------
            ASSET-BACKED FINANCING (0.6%)
$      97   Sequoia Mortgage Trust                        1.07% (b)  9/20/2033              84
    1,045   Structured Asset Mortgage Investments, Inc.   0.67 (b)   7/19/2035             952
       87   Wells Fargo Mortgage Backed Securities Trust  3.66 (b)   4/25/2035              84
                                                                                   -----------
                                                                                         1,120
                                                                                   -----------
            Total Financials                                                             1,120
                                                                                   -----------
            Total Collateralized Mortgage Obligations (cost: $1,116)                     1,120
                                                                                   -----------
            CORPORATE OBLIGATIONS (17.4%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            PUBLISHING (0.1%)
      150   Cengage Learning Acquisitions, Inc. (c)       7.00       3/31/2020             150
                                                                                   -----------
            SPECIALTY STORES (0.2%)
      200   Guitar Center, Inc. (a)                       6.50       4/15/2019             170

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                                                  Portfolio of Investments |   6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                    COUPON                                        VALUE
(000)         SECURITY                                      RATE            MATURITY                    (000)
-------------------------------------------------------------------------------------------------------------
$      150    Toys R Us Property Co. II, LLC               8.50%          12/01/2017                $     151
                                                                                                    ---------
                                                                                                          321
                                                                                                    ---------
              Total Consumer Discretionary                                                                471
                                                                                                    ---------

              ENERGY (2.7%)
              -------------
              OIL & GAS DRILLING (0.3%)
       944    Schahin II Finance Co. SPV Ltd. (a)          5.88            9/25/2023                      571
                                                                                                    ---------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
       200    Alta Mesa Holdings, LP                       9.63           10/15/2018                      162
       200    American Energy - Permian Basin, LLC (a)     7.38           11/01/2021                      164
       200    California Resources Corp. (a)               6.00           11/15/2024                      179
       200    Fieldwood Energy, LLC (c),(d)                8.38            9/30/2020                      154
       150    Rex Energy Corp.                             8.88           12/01/2020                      126
       100    Sabine Oil & Gas, LLC (c)                    8.75           12/31/2018                       66
        50    Samson Investment Co. (c)                    5.00            9/25/2018                       32
                                                                                                    ---------
                                                                                                          883
                                                                                                    ---------
              OIL & GAS STORAGE & TRANSPORTATION (2.0%)
     1,225    DCP Midstream, LLC (a)                       5.85            5/21/2043                      989
       500    Enbridge Energy Partners, LP                 8.05           10/01/2077                      540
       950    Energy Transfer Partners, LP                 3.27 (b)       11/01/2066                      846
     1,000    Enterprise Products Operating, LLC           7.00            6/01/2067                    1,016
       200    Martin Midstream Partners, LP                7.25            2/15/2021                      193
       200    Southern Union Co.                           3.27 (b)       11/01/2066                      158
       100    Targa Resources Partners, LP (a)             5.00            1/15/2018                      104
                                                                                                    ---------
                                                                                                        3,846
                                                                                                    ---------
              Total Energy                                                                              5,300
                                                                                                    ---------

              FINANCIALS (10.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
       900    Prospect Capital Corp.                       5.00            7/15/2019                      919
     1,500    State Street Capital Trust IV                1.24 (b)        6/01/2077                    1,267
       200    Walter Investment Management Corp.           7.88           12/15/2021                      185
                                                                                                    ---------
                                                                                                        2,371
                                                                                                    ---------
              DIVERSIFIED BANKS (0.7%)
       400    Compass Bank (e)                             6.40           10/01/2017                      436
     1,000    JPMorgan Chase Capital XXI                   1.20 (b)        1/15/2087                      833
                                                                                                    ---------
                                                                                                        1,269
                                                                                                    ---------
              LIFE & HEALTH INSURANCE (2.3%)
     1,100    Lincoln National Corp.                       7.00            5/17/2066                    1,072
       800    MetLife, Inc. (e)                            6.40           12/15/2066                      940
     1,000    Prudential Financial, Inc. (e)               5.63            6/15/2043                    1,062
     1,350    StanCorp Financial Group, Inc.               6.90            6/01/2067                    1,379
                                                                                                    ---------
                                                                                                        4,453
                                                                                                    ---------
              MULTI-LINE INSURANCE (1.6%)
       950    Genworth Holdings, Inc.                      6.15           11/15/2066                      620
     1,500    Glen Meadow Pass-Through Trust (a)           6.51            2/12/2067                    1,417
     1,100    Nationwide Mutual Insurance Co. (a)          2.53 (b)       12/15/2024                    1,102
                                                                                                    ---------
                                                                                                        3,139
                                                                                                    ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     1,000    GE Capital Trust I                           6.38           11/15/2067                    1,091
       150    General Electric Capital Corp. (f)           6.38           11/15/2067                      164
                                                                                                    ---------
                                                                                                        1,255
                                                                                                    ---------
              PROPERTY & CASUALTY INSURANCE (2.6%)
     1,000    Allstate Corp.                               5.75            8/15/2053                    1,083
     1,000    AmTrust Financial Services, Inc.             6.13            8/15/2023                    1,066
       750    HSB Group, Inc. (g)                          1.16 (b)        7/15/2027                      472

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7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                    COUPON                                        VALUE
(000)(k)      SECURITY                                      RATE            MATURITY                    (000)
-------------------------------------------------------------------------------------------------------------
$      600    Ironshore Holdings, Inc. (a)                 8.50%           5/15/2020                 $    711
     1,450    Oil Insurance Ltd. (a)                       3.24 (b)                -(h)                 1,305
       300    Progressive Corp.                            6.70            6/15/2067                      325
                                                                                                    ---------
                                                                                                        4,962
                                                                                                    ---------
              REAL ESTATE DEVELOPMENT (0.1%)
       200    Forestar USA Real Estate Group, Inc. (a)     8.50            6/01/2022                      192
                                                                                                    ---------
              REGIONAL BANKS (1.2%)
     1,000    Cullen/Frost Capital Trust II                1.78 (b)        3/01/2034                      879
       100    First Maryland Capital Trust I               1.25 (b)        1/15/2027                       88
       500    Fulton Capital Trust I                       6.29            2/01/2036                      499
     1,000    Suntrust Capital I                           0.93 (b)        5/15/2027                      836
                                                                                                    ---------
                                                                                                        2,302
                                                                                                    ---------
              REINSURANCE (0.1%)
       200    Platinum Underwriters Finance, Inc.          7.50            6/01/2017                      223
                                                                                                    ---------
              THRIFTS & MORTGAGE FINANCE (0.1%)
       200    Ocwen Financial Corp. (a)                    6.63            5/15/2019                      178
                                                                                                    ---------
              Total Financials                                                                         20,344
                                                                                                    ---------

              INDUSTRIALS (0.5%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
       150    Moog, Inc. (a)                               5.25           12/01/2022                      155
                                                                                                    ---------
              AIRLINES (0.1%)
       254    Continental Airlines, Inc. "B" Pass-Through
                 Trust                                     6.25           10/11/2021                      269
                                                                                                    ---------
              MARINE (0.1%)
       200    Navios Maritime Holdings, Inc. (a)           7.38            1/15/2022                      189
                                                                                                    ---------
              RAILROADS (0.1%)
       250    Florida East Coast Holdings Corp. (a)        6.75            5/01/2019                      259
                                                                                                    ---------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        75    ILFC E-Capital Trust I (a)                   4.37 (b)       12/21/2065                       71
                                                                                                    ---------
              TRUCKING (0.1%)
        99    YRC Worldwide, Inc. (c)                      8.25            2/13/2019                       98
                                                                                                    ---------
              Total Industrials                                                                         1,041
                                                                                                    ---------

              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
 CAD   200    Allied Nevada Gold Corp. (a)                 8.75            6/01/2019                       57
                                                                                                    ---------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       200    Sprint Corp.                                 7.13            6/15/2024                      200
                                                                                                    ---------

              UTILITIES (3.3%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
       600    NextEra Energy Capital Holdings, Inc.        6.35           10/01/2066                      594
       324    NextEra Energy Capital Holdings, Inc.        6.65            6/15/2067                      324
       300    NextEra Energy Capital Holdings, Inc.        7.30            9/01/2067                      317
       550    PPL Capital Funding, Inc.                    6.70            3/30/2067                      543
       251    Texas Competitive Electric Holdings Co.,
                 LLC (c)                                   4.66           10/10/2017                      161
                                                                                                    ---------
                                                                                                        1,939
                                                                                                    ---------
              MULTI-UTILITIES (2.3%)
       390    Dominion Resources, Inc. (e)                 7.50            6/30/2066                      405

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                    COUPON                                        VALUE
(000)         SECURITY                                      RATE            MATURITY                    (000)
-------------------------------------------------------------------------------------------------------------
$      600    Dominion Resources, Inc.                     2.56% (b)       9/30/2066                 $    562
     1,100    Integrys Energy Group, Inc.                  6.11           12/01/2066                    1,092
     1,200    Puget Sound Energy, Inc.                     6.97            6/01/2067                    1,222
     1,250    Wisconsin Energy Corp.                       6.25            5/15/2067                    1,257
                                                                                                    ---------
                                                                                                        4,538
                                                                                                    ---------
              Total Utilities                                                                           6,477
                                                                                                    ---------
              Total Corporate Obligations (cost: $34,250)                                              33,890
                                                                                                    ---------

              EURODOLLAR AND YANKEE OBLIGATIONS (7.8%)

              ENERGY (0.8%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.8%)
     1,700    TransCanada PipeLines Ltd.                   6.35            5/15/2067                    1,640
                                                                                                    ---------

              FINANCIALS (3.1%)
              -----------------
              DIVERSIFIED BANKS (1.4%)
       400    Barclays Bank plc (e)                        0.63 (b)                -(h)                   256
       400    Barclays Bank plc                            0.63 (b)                -(h)                   252
        50    Barclays Bank plc (a)                        7.70                    -(h)                    55
       100    HSBC Bank plc                                0.60 (b)                -(h)                    63
     1,400    HSBC Bank plc (e)                            0.69 (b)                -(h)                   880
     1,800    Lloyds Bank plc                              0.60 (b)                -(h)                 1,161
                                                                                                    ---------
                                                                                                        2,667
                                                                                                    ---------
              LIFE & HEALTH INSURANCE (0.6%)
     1,200    Great-West Life & Annuity Insurance
                 Capital, LP (a)                           7.15            5/16/2046                    1,248
                                                                                                    ---------
              MULTI-LINE INSURANCE (0.3%)
       600    ZFS Finance USA Trust V (a)                  6.50            5/09/2067                      641
                                                                                                    ---------
              PROPERTY & CASUALTY INSURANCE (0.5%)
       850    QBE Capital Funding III Ltd. (a)             7.25            5/24/2041                      940
                                                                                                    ---------
              REINSURANCE (0.3%)
       500    Swiss Re Capital I, LP (a)                   6.85                    -(h)                   526
                                                                                                    ---------
              Total Financials                                                                          6,022
                                                                                                    ---------

              INDUSTRIALS (0.3%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.2%)
       500    Hutchison Whampoa International Ltd. (a)     6.00                    -(h)                   510
                                                                                                    ---------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
       100    Ashtead Capital, Inc. (a)                    5.63           10/01/2024                      106
                                                                                                    ---------
              Total Industrials                                                                           616
                                                                                                    ---------

              MATERIALS (2.2%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
       800    Braskem Finance Ltd.                         6.45            2/03/2024                      810
                                                                                                    ---------
              DIVERSIFIED METALS & MINING (0.1%)
       200    Vedanta Resources plc (a)                    6.00            1/31/2019                      183
                                                                                                    ---------
              GOLD (1.7%)
     1,000    Kinross Gold Corp.                           5.95            3/15/2024                    1,002
     1,100    Newcrest Finance Proprietary Ltd. (a)        4.45           11/15/2021                    1,084
     1,400    St. Barbara Ltd. (a)                         8.88            4/15/2018                    1,225
                                                                                                    ---------
                                                                                                        3,311
                                                                                                    ---------
              Total Materials                                                                           4,304
                                                                                                    ---------

================================================================================

9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
              UTILITIES (1.4%)
              ----------------
              ELECTRIC UTILITIES (1.4%)
$    1,000    EDP Finance B.V. (a)                           4.13%           1/15/2020             $    1,045
       700    Electricite De France S.A. (a)                 5.25                    -(h)                 744
       700    Enel S.p.A. (a)                                8.75            9/24/2073                    858
                                                                                                   ----------
                                                                                                        2,647
                                                                                                   ----------
              Total Utilities                                                                           2,647
                                                                                                   ----------
              Total Eurodollar and Yankee
                   Obligations (cost: $14,596)                                                         15,229
                                                                                                   ----------

              COMMERCIAL MORTGAGE SECURITIES (8.4%)

              FINANCIALS (8.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (8.4%)
       299    Banc of America Commercial Mortgage, Inc.      4.77            7/10/2043                    294
       400    Banc of America Commercial Mortgage, Inc. (e)  5.84            7/10/2044                    413
       100    Banc of America Commercial Mortgage, Inc.      5.42           10/10/2045                    104
       350    Banc of America Commercial Mortgage, Inc. (a)  6.14            9/10/2047                    353
       800    Banc of America Commercial Mortgage, Inc.      6.27            2/10/2051                    854
        50    Bear Stearns Commercial Mortgage Securities,
                   Inc.                                      5.43           12/11/2040                     50
       400    Bear Stearns Commercial Mortgage Securities,
                   Inc. (e)                                  4.75            6/11/2041                    403
     1,200    Bear Stearns Commercial Mortgage Securities,
                   Inc. (a)                                  5.66            9/11/2041                  1,165
        50    Bear Stearns Commercial Mortgage Securities,
                   Inc.                                      5.60           10/12/2041                     51
       200    CD Commercial Mortgage Trust                   5.69           10/15/2048                    196
       450    Citigroup Commercial Mortgage Trust            5.77            3/15/2049                    467
       100    Citigroup Commercial Mortgage Trust            6.15           12/10/2049                    101
       850    Credit Suisse Commercial Mortgage Pass-
                   Through Trust                             0.36            2/15/2040                    785
       800    Credit Suisse First Boston Mortgage Securities
                   Corp.                                     0.42            4/15/2037                    796
       750    GE Capital Commercial Mortgage Corp.           5.27            3/10/2044                    760
     1,100    GE Capital Commercial Mortgage Corp.           5.32           11/10/2045                  1,108
       850    GE Capital Commercial Mortgage Corp.           5.61           12/10/2049                    895
       271    GMAC Commercial Mortgage Securities, Inc.      4.97           12/10/2041                    276
     1,075    GS Mortgage Securities Corp. II                5.52            4/10/2038                  1,101
     1,000    GS Mortgage Securities Corp. II                4.78            7/10/2039                  1,004
     1,000    J.P. Morgan Chase Commercial Mortgage
                   Securities Corp.                          5.88            4/15/2045                    999
       300    J.P. Morgan Chase Commercial Mortgage
                   Securities Trust                          5.37            5/15/2047                    312
        50    LB-UBS Commercial Mortgage Trust               5.28            2/15/2041                     51
       800    Merrill Lynch Mortgage Trust                   5.82            6/12/2050                    831
       700    Morgan Stanley Capital I Trust                 5.19           11/14/2042                    706
       100    Morgan Stanley Capital I Trust                 5.49            3/12/2044                    100
     1,000    Morgan Stanley Capital I Trust                 5.49            3/12/2044                  1,022
     1,000    Wachovia Bank Commercial Mortgage Trust        5.71            5/15/2043                  1,033
       100    Wachovia Bank Commercial Mortgage Trust (a)    4.99            5/15/2044                    100
                                                                                                   ----------
                                                                                                       16,330
                                                                                                   ----------
              Total Financials                                                                         16,330
                                                                                                   ----------
              Total Commercial Mortgage Securities
                   (cost: $16,082)                                                                     16,330
                                                                                                   ----------
              U.S. TREASURY SECURITIES (13.7%)

              BONDS (7.9%)
     1,900    2.30%, 8/15/2044 (STRIPS Principal) (i)                                                     870
    10,100    3.13%, 8/15/2044                                                                         11,190

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                                                  VALUE
(000)         SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
$    2,935    3.00%, 11/15/2044                                                                    $    3,178
                                                                                                   ----------
              Total Bonds                                                                              15,238
                                                                                                   ----------

              NOTES (5.8%)
     1,906    1.75%, 5/15/2022                                                                          1,896
       965    1.63%, 8/15/2022                                                                            950
     1,315    1.63%, 11/15/2022                                                                         1,293
       618    2.00%, 2/15/2023                                                                            623
       500    1.75%, 5/15/2023                                                                            494
     2,000    2.75%, 11/15/2023                                                                         2,131
     1,500    2.50%, 5/15/2024                                                                          1,565
     1,500    2.38%, 8/15/2024                                                                          1,549
       800    2.25%, 11/15/2024                                                                           817
                                                                                                   ----------
              Total Notes                                                                              11,318
                                                                                                   ----------
              Total U.S. Treasury Securities (cost: $25,037)                                           26,556
                                                                                                   ----------
              Total Bonds (cost: $91,081)                                                              93,125
                                                                                                   ----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.9%)

              MONEY MARKET FUNDS (6.9%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (j)
13,323,030          (cost: $13,323)                                                                    13,323
                                                                                                   ----------

              TOTAL INVESTMENTS (COST: $183,233)                                                   $  192,968
                                                                                                   ==========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.0%)
       140    Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 133                      9
        14    Put - S&P 500 Index expiring June 30, 2015 at 1,800                                          22
                                                                                                   ----------

                                                                                                   $       31
              TOTAL PURCHASED OPTIONS (COST: $76)                                                  ==========

              WRITTEN OPTIONS (0.0%)
      (140)   Call - iShares 20+ Year Treasury Bond ETF expiring March 20, 2015 at 138                     (2)
       (14)   Put - S&P 500 Index expiring June 30, 2015 at 1600                                           (9)
                                                                                                   ----------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $32)                                       $      (11)
                                                                                                   ==========

================================================================================

11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

($ in 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES          OTHER        SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT    UNOBSERVABLE
                                          MARKETS         OBSERVABLE        INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                    ASSETS                                                 TOTAL
------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                       $      27,754    $          --    $         --    $      27,754
   Preferred Stocks                               --            5,644              --            5,644
   Exchange-Traded Funds                      13,157               --              --           13,157
   Fixed-Income Exchange-Traded Funds          3,942               --              --            3,942
International Equity Securities:
   Common Stocks                               2,122               --              --            2,122
   Exchange-Traded Funds                      31,684               --              --           31,684
Precious Metals and Commodity-Related
Securities:
   Exchange-Traded Funds                       2,217               --              --            2,217
Bonds:
   Collateralized Mortgage Obligations            --            1,120              --            1,120
   Corporate Obligations                          --           33,418             472           33,890
   Eurodollar and Yankee Obligations              --           15,229              --           15,229
   Commercial Mortgage Securities                 --           16,330              --           16,330
   U.S. Treasury Securities                   25,686              870              --           26,556
Money Market Instruments:
   Money Market Funds                         13,323               --              --           13,323
Purchased Options                                 31               --              --               31
------------------------------------------------------------------------------------------------------
Total                                  $     119,916    $      72,611    $        472    $     192,999
------------------------------------------------------------------------------------------------------

                                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES          OTHER        SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT    UNOBSERVABLE
                                          MARKETS         OBSERVABLE        INPUTS
                                       FOR IDENTICAL        INPUTS
LIABILITIES                             LIABILITIES                                              TOTAL
------------------------------------------------------------------------------------------------------
Written Options                       $         (11)  $            --  $           --  $          (11)
------------------------------------------------------------------------------------------------------
Total                                 $         (11)  $            --  $           --  $          (11)
------------------------------------------------------------------------------------------------------

                                                                                Corporate Obligations
------------------------------------------------------------------------------------------------------
 Balance as of May 31, 2014                                                                      $585
 Purchases                                                                                          -
 Sales                                                                                              -
 Transfers into Level 3                                                                             -
 Transfers out of Level 3                                                                           -
 Net realized gain (loss) on investments                                                            -
 Change in net unrealized appreciation/depreciation of investments                               (113)
------------------------------------------------------------------------------------------------------
 Balance as of February 28, 2015                                                                 $472
------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

13  | USAA Cornerstone Moderately Conservative Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.


Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.


The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in

================================================================================

15  | USAA Cornerstone Moderately Conservative Fund

================================================================================

circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 28, 2015, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

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                                         Notes to Portfolio of Investments |  16

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D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $12,580,000 and $2,890,000, respectively, resulting in net unrealized appreciation of $9,690,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $194,260,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.7% of net assets at February 28, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are

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17  | USAA Cornerstone Moderately Conservative Fund

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designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT       Real estate investment trust
STRIPS     Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2015.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At February 28, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $77,000.
(e) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2015.
(f) At February 28, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(g) Security was fair valued at February 28, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $472,000, which represented 0.2% of the Fund's net assets.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(j) Rate represents the money market fund annualized seven-day yield at February 28, 2015.
(k)    In U.S. dollars, unless otherwise noted.
*      Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2015
         ------------------------------